UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

Security	Principal Amount (000’s omitted)	Value
Education — 4.5%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,125,190
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,701,450

		$2,826,640

Electric Utilities — 7.9%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,645,695
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,102,750
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,109,890
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,104,320

		$4,962,655

Escrowed/Prerefunded — 11.1%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,661,400
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	1,000	1,111,120
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,180,460
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,998,350

		$6,951,330

General Obligations — 5.3%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	$200	$239,624
Maricopa County Community College District, 3.00%, 7/1/23	785	815,325
Tempe, 5.375%, 7/1/21	1,600	1,885,568
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	379,778

		$3,320,295

Health Care - Miscellaneous — 1.2%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$420	$429,689
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,555

		$740,244

Hospital — 12.9%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,097,520
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,834,064
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,043,820
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,480,769
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	551,615
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,096,689

		$8,104,477

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$870,332

		$870,332

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,215,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	306,573

		$1,521,673

Insured-Escrowed/Prerefunded — 1.7%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$452,965
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	585	596,273

		$1,049,238

Insured-General Obligations — 7.5%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,452,264
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,281,377

		$4,733,641

Insured-Lease Revenue/Certificates of Participation — 3.3%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,075,469

		$2,075,469

Insured-Special Tax Revenue — 4.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$952,570
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,435,800
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	161,693
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	92,276

		$2,642,339

Insured-Transportation — 4.0%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$717,892
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,782,846

		$2,500,738

Insured-Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$938,135

		$938,135

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$830,482

		$830,482

Other Revenue — 1.8%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,117,460

		$1,117,460

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$248,688

		$248,688

Special Tax Revenue — 18.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,089,730
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,128,430
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	298,590
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	326,689
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,116,840
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,175,680
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	2,973,775
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,198,730
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,093,860
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,115,560

		$11,517,884

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.5%
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	$2,000	$2,232,940

		$2,232,940

Water and Sewer — 2.7%
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	$1,500	$1,711,470

		$1,711,470

Total Tax-Exempt Investments — 96.9% (identified cost $56,282,091)		$60,896,130

Other Assets, Less Liabilities — 3.1%		$1,957,098

Net Assets — 100.0%		$62,853,228

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 25.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 11.7% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Dec-15	$(5,408,802)	$(5,475,313)	$(66,511)

						$(66,511)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $66,511.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,202,110

Gross unrealized appreciation	$4,814,169
Gross unrealized depreciation	(120,149)

Net unrealized appreciation	$4,694,020

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,896,130	$—	$60,896,130
Total Investments	$—	$60,896,130	$—	$60,896,130

Liability Description
Futures Contracts	$(66,511)	$—	$—	$(66,511)
Total	$(66,511)	$—	$—	$(66,511)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,134,740
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,699,545

		$2,834,285

Education — 11.9%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$558,740
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,253,565
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,408,072
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,084,800
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,677,150
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,134,484
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,267,620
University of Connecticut, 5.00%, 11/15/29	1,000	1,164,700

		$10,549,131

General Obligations — 18.7%
Connecticut, 4.875%, 11/1/20	$1,000	$1,111,140
East Lyme, 4.00%, 7/15/22	350	386,967
East Lyme, 4.00%, 7/15/23	525	576,240
East Lyme, 4.25%, 7/15/24	250	276,190
Fairfield, 5.00%, 1/1/23	1,000	1,222,590
Fairfield, Prerefunded to 7/15/17, 4.25%, 7/15/26	250	265,740
Hartford, 5.00%, 4/1/31	500	560,410
North Haven, 5.00%, 7/15/23	1,475	1,804,898
North Haven, 5.00%, 7/15/25	1,490	1,844,307
Norwalk, 4.00%, 7/1/26	1,975	2,162,941
Norwalk, 4.00%, 7/15/27	1,000	1,096,480
Redding, 5.50%, 10/15/18	400	455,384
Redding, 5.625%, 10/15/19	650	767,436
Stamford, 4.00%, 7/1/25	370	409,161
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,475,496
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	973,831
Wilton, 5.25%, 7/15/18	535	600,377
Wilton, 5.25%, 7/15/19	535	619,749

		$16,609,337

Hospital — 7.0%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,097,140
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,120,410

1

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	$1,000	$1,101,600
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,717,053
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,206,770

		$6,242,973

Industrial Development Revenue — 8.2%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,755,280
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,540,410

		$7,295,690

Insured-Education — 15.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,464,839
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,593,701
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,096,506
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	60,918
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	553,015
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	5,980,910

		$13,749,889

Insured-Escrowed/Prerefunded — 5.5%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	$2,445	$2,764,341
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,114,130
University of Connecticut, (NPFG), Prerefunded to 2/15/16, 5.00%, 2/15/24	1,000	1,014,090

		$4,892,561

Insured-General Obligations — 6.6%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,663,650
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,172,250
Hartford, (AGC), 5.00%, 8/15/28	500	554,155
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	574,330
Hartford, (AGM), 5.00%, 4/1/31	440	492,664
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	223,295
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,166,110

		$5,846,454

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$158,920

		$158,920

Insured-Transportation — 6.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,659,526
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,691,165

		$5,350,691

Insured-Water and Sewer — 6.2%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,214,842
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,301,076

		$5,515,918

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.2%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,024,400

		$1,024,400

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,299,340
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	149,295
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	166,113

		$2,614,748

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,029,770

		$1,029,770

Water and Sewer — 3.6%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,143,530
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,677,675
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	240,402
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	149,174

		$3,210,781

Total Tax-Exempt Investments — 97.9% (identified cost $80,519,498)		$86,925,548

Other Assets, Less Liabilities — 2.1%		$1,876,743

Net Assets — 100.0%		$88,802,291

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 40.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 20.2% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Dec-15	$(1,390,835)	$(1,407,938)	$(17,103)

						$(17,103)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

3

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,103.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,262,002

Gross unrealized appreciation	$6,762,645
Gross unrealized depreciation	(99,099)

Net unrealized appreciation	$6,663,546

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,925,548	$—	$86,925,548
Total Investments	$—	$86,925,548	$—	$86,925,548

Liability Description
Futures Contracts	$(17,103)	$—	$—	$(17,103)
Total	$(17,103)	$—	$—	$(17,103)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,323,440

		$2,323,440

Education — 13.3%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,078,880
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,656,540
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,115,140
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	596,305
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,197,799
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	310,688
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	340,898
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	603,361
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,134,041
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,112,040
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,552,924
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,575,640
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,651,396
University of Minnesota, 5.00%, 12/1/36	500	576,255
University of Minnesota, 5.125%, 4/1/34	1,000	1,120,480

		$16,622,387

Electric Utilities — 6.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,321,151
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	642,730
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	404,215
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	528,625
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	285,923
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	284,880
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	227,404
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,040,940
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,140,030
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,037,106

		$7,913,004

Escrowed/Prerefunded — 8.1%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$405,435
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	736,635
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,108,780
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,121,880
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,130,320
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,169,320
St. Paul Housing and Redevelopment Authority, (HealthEast), Prerefunded to 11/15/15, 6.00%, 11/15/35	750	751,807

1

Security	Principal Amount (000’s omitted)	Value
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	$1,500	$1,576,320
University of Minnesota, (State Supported Stadium Debt), Prerefunded to 8/1/16, 5.00%, 8/1/29	1,000	1,035,630

		$10,036,127

General Obligations — 25.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,225,640
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,071,910
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	171,311
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,253,240
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,171,970
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	533,925
Duluth, 5.00%, 2/1/34	2,000	2,151,160
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,133,120
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,204,420
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,580,880
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,399,513
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,130,840
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,179,090
Minnesota, 5.00%, 8/1/22	1,000	1,145,510
Minnesota, 5.00%, 8/1/32	2,000	2,399,620
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	193,664
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	853,166
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	35,954
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,279,959
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	556,275
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,183,470
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,091,000
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,437,550
Washington County, 3.50%, 2/1/28	1,000	1,014,360
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	805,583

		$31,203,130

Hospital — 10.2%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,118,150
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,211,960
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,043,760
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,119,460
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,729,620
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,126,570
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,126,100
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,152,690
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,130,927

		$12,759,237

Housing — 2.8%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$715	$717,882
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	670	672,271
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	60	60,091
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	400	408,268
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,653,201

		$3,511,713

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,990

		$1,000,990

2

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 9.3%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,082,470
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,074,157
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	279,557
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,081,180
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,105,050

		$11,622,414

Insured-Escrowed/Prerefunded — 0.8%
Western Minnesota Municipal Power Agency, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	$1,000	$1,053,550

		$1,053,550

Insured-General Obligations — 2.4%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$760,620
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,199,997
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,049,050

		$3,009,667

Insured-Hospital — 4.4%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$827,723
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,954,095
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,104,220
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	543,875

		$5,429,913

Insured-Special Tax Revenue — 1.7%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,129,620

		$2,129,620

Insured-Transportation — 0.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$787,966

		$787,966

Lease Revenue/Certificates of Participation — 1.9%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,135,030
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	584,391
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	619,102

		$2,338,523

Other Revenue — 1.1%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$466,996
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	346,134
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	555,218

		$1,368,348

Special Tax Revenue — 4.4%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,590
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	326,689
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,144,040
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,146,220
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	563,915

		$5,479,454

Transportation — 1.8%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,124,530
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,123,870

		$2,248,400

3

Value
Total Tax-Exempt Investments — 97.0% (identified cost $112,684,267)	$120,837,883

Other Assets, Less Liabilities — 3.0%	$3,741,252

Net Assets — 100.0%	$124,579,135

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 19.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 10.6% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Dec-15	$(4,790,653)	$(4,849,563)	$(58,910)

						$(58,910)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $58,910.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,440,186

Gross unrealized appreciation	$8,613,227
Gross unrealized depreciation	(215,530)

Net unrealized appreciation	$8,397,697

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

4

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$120,837,883	$—	$120,837,883
Total Investments	$—	$120,837,883	$—	$120,837,883

Liability Description
Futures Contracts	$(58,910)	$—	$—	$(58,910)
Total	$(58,910)	$—	$—	$(58,910)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Security	Principal Amount (000’s omitted)	Value
Education — 9.9%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,003,787
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	4,000	4,945,360
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,747,780
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	924,607
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,136,918
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,572,037

		$16,330,489

Escrowed/Prerefunded — 2.8%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$1,935	$2,030,589
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,316,101
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,326,293

		$4,672,983

General Obligations — 2.2%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,212,930
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,124,330
Ocean County, 5.00%, 8/1/27	1,000	1,233,170

		$3,570,430

Hospital — 9.5%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,242,516
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,328,240
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,307,954
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,124,410
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,294,998
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,374,490

		$15,672,608

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,154,806

		$1,154,806

Industrial Development Revenue — 4.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,059,312
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	284,057
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	478,999
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,957,634

		$7,780,002

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,625,001

		$3,625,001

Insured-Escrowed/Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,471,193

		$1,471,193

Insured-Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,498,487

		$3,498,487

Insured-General Obligations — 11.3%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$725,011
Bayonne, (AGM), 5.00%, 8/1/26	865	1,008,988
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,342,723
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,312,663
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,076,924
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,080,375
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,051,575
Irvington Township, (AGM), 5.00%, 7/15/31	250	280,923
Jackson Township School District, (NPFG), 2.50%, 6/15/27	3,135	3,000,508
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,106,090
Trenton, (BAM), 5.00%, 12/1/26	500	573,020

		$18,558,800

Insured-Hospital — 2.4%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,874,254

		$3,874,254

Insured-Industrial Development Revenue — 3.7%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,094,434

		$6,094,434

Insured-Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$726,792
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,100,330

		$1,827,122

Insured-Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,314,022
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,325,780
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,876,115
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,301,908
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	257,251

		$19,075,076

Insured-Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,610	$3,887,645

		$3,887,645

Insured-Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,226,555
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	954,303

		$3,180,858

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$2,205	$2,276,001
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	913,590
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,146,810
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,803,245

		$9,139,646

Other Revenue — 2.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,652,285

		$3,652,285

Senior Living/Life Care — 4.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,401,248
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,313,380
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,350,738
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,596,191

		$7,661,557

Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$308,775
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	535,258
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,460,540

		$2,304,573

Student Loan — 4.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.274%, 6/1/36(1)	$55	$54,656
New Jersey Higher Education Student Assistance Authority, (AMT), 1.274%, 6/1/36(1)(2)(3)	7,050	7,005,966

		$7,060,622

Transportation — 12.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,325,580
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,699,600
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	3,360	3,808,997
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,377,336
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,665	3,257,296
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,670,950
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,069,520

		$20,209,279

Water and Sewer — 2.4%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,950	$3,962,640

		$3,962,640

3

Value
Total Tax-Exempt Investments — 102.1% (identified cost $154,158,648)	$168,264,790

Other Assets, Less Liabilities — (2.1)%	$(3,508,557)

Net Assets — 100.0%	$164,756,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 9.9% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,365,966.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Dec-15	$(12,735,750)	$(12,768,750)	$(33,000)

						$(33,000)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $33,000.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,404,574

Gross unrealized appreciation	$14,422,457
Gross unrealized depreciation	(202,241)

Net unrealized appreciation	$14,220,216

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$168,264,790	$—	$168,264,790
Total Investments	$—	$168,264,790	$—	$168,264,790

Liability Description
Futures Contracts	$(33,000)	$—	$—	$(33,000)
Total	$(33,000)	$—	$—	$(33,000)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,202,248

		$1,202,248

Education — 10.7%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,230,753
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,097,190
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,105,520
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,283,200
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,656,615
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	307,578
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,071,295
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,288,420
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,725,015
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,844,450
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,593,227
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,793,000

		$23,996,263

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,029,300

		$2,029,300

Escrowed/Prerefunded — 4.6%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$179,174
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	9,000	10,280,700

		$10,459,874

General Obligations — 5.6%
Chartiers Valley School District, 5.00%, 10/15/35	$1,000	$1,136,270
Chester County, 5.00%, 7/15/27	1,000	1,133,900
Chester County, 5.00%, 7/15/28	410	464,419
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,104,900
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,276,242
Montgomery County, 4.375%, 12/1/31	1,840	1,943,334
Owen J. Roberts School District, 5.00%, 5/15/28	535	620,734

		$12,679,799

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,341,940
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,206,158
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,846,121
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,089,750
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,391,387
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,057,440
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,777,139
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,504,833
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,068,760
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,824,380
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	216,142
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,790,145

		$28,114,195

Industrial Development Revenue — 2.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,316,460
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,142,150
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	2,115	2,218,106
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,520,640

		$6,197,356

Insured-Education — 2.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,257,700
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,340	1,366,117

		$4,623,817

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,358,800
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	311,637

		$1,670,437

Insured-Escrowed/Prerefunded — 14.0%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,413,775
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,485,691
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,421,641
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,235,748
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,870,129
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), Prerefunded to 6/15/16, 5.00%, 6/15/23	2,500	2,572,875
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	10	10,201
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,099,924
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,571,370
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,417,486

2

Security	Principal Amount (000’s omitted)	Value
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,780	$5,438,344
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,080,806

		$31,617,990

Insured-General Obligations — 16.8%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,213,447
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	115,542
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,138,646
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,066,486
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,701,720
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,743,167
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,345,630
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,912,985
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,841,571
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,773,020
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,074,096
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,183,700
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,595,920
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	861,940
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	747,660
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	968,958
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,117,090
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,248
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	789,437
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,138,250
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,227,422
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,176,740

		$37,799,675

Insured-Hospital — 4.4%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,554,160
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,405,814

		$9,959,974

Insured-Lease Revenue/Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,103,610
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,625,375
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,965,195

		$12,694,180

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,323,640
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	232,306

		$2,555,946

Insured-Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,069,010
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,517,985

		$7,586,995

3

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.5%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,155,370
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,105,951

		$3,261,321

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,118,281
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,997,088

		$4,115,369

Senior Living/Life Care — 1.0%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$326,748
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	607,164
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,323,413

		$2,257,325

Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$616,875
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	327,747
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	150,706
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	913,542

		$2,008,870

Transportation — 7.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$862,614
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	461,916
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,092,241
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,845,015
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,531,985
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,210,480
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	911,618

		$15,915,869

Water and Sewer — 4.1%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,978,567
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,776,968
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,395,425
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,358,031
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,647,739

		$9,156,730

Total Tax-Exempt Municipal Securities — 102.1% (identified cost $207,905,739)		$229,903,533

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$25	$25,417

4

Value
Total Taxable Municipal Securities — 0.0%(3) (identified cost $25,417)	$25,417

Total Investments — 102.1% (identified cost $207,931,156)	$229,928,950

Other Assets, Less Liabilities — (2.1)%	$(4,827,524)

Net Assets — 100.0%	$225,101,426

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 48.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	65	Short	Dec-15	$(10,044,917)	$(10,168,438)	$(123,521)

						$(123,521)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

5

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $123,521.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,440,023

Gross unrealized appreciation	$24,521,600
Gross unrealized depreciation	(1,782,673)

Net unrealized appreciation	$22,738,927

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$229,903,533	$—	$229,903,533
Taxable Municipal Securities	—	25,417	—	25,417
Total Investments	$—	$229,928,950	$—	$229,928,950

Liability Description
Futures Contracts	$(123,521)	$—	$—	$(123,521)
Total	$(123,521)	$—	$—	$(123,521)

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 85.4%

Security	Principal Amount (000’s omitted)	Value
Education — 5.2%
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	$600	$717,726
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,246,487
California Infrastructure and Economic Development Bank, (The Colburn School), 1.01%, Variable to 6/1/20 (Put Date), 8/1/37(1)	3,000	2,992,560
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	653,598
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	722,862
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	100	118,460
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	524,180
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	556,765
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,880,230
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,141,390
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,868,016
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	596,880
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	643,612
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,166,040
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	576,360
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	569,625
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	179,571
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.10%, 10/1/39(2)	325	325,000
University of Idaho, 5.00%, 4/1/24	500	606,950
University of Nebraska, 5.00%, 5/15/26	625	748,975

		$18,835,287

Electric Utilities — 5.8%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,365,720
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	5,075	5,149,349
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	254,525
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,806,894
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,037,000
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,755,635
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,895
Nebraska Public Power District, 5.00%, 1/1/24	750	908,092
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	171,817
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,014,890

Security	Principal Amount (000’s omitted)	Value
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	$2,525	$2,998,362
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,002,560
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	175	193,863

		$21,164,602

Escrowed/Prerefunded — 0.0%(3)
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$75	$83,242

		$83,242

General Obligations — 17.5%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$3,000	$3,623,640
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,045,214
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,192,890
California, 5.00%, 10/1/23	1,000	1,226,090
California, 5.00%, 3/1/27	5,000	6,040,450
Cambridge, MA, 4.00%, 1/1/24	425	493,978
Cambridge, MA, 4.00%, 1/1/25	1,295	1,510,967
Cambridge, MA, 4.00%, 1/1/26	1,105	1,272,297
Cambridge, MA, 4.00%, 1/1/27	570	649,179
Chicago Park District, IL, 5.00%, 1/1/24	500	563,845
Clackamas Community College District, OR, 0.00%, 6/15/21	485	441,166
Connecticut, 0.56%, 3/1/19(1)	2,000	1,981,560
Connecticut, 0.76%, 3/1/21(1)	2,000	1,976,920
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/45	4,000	4,586,480
Durand Area Schools, MI, 5.00%, 5/1/22	915	1,083,680
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,145,011
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	962,614
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,056,422
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,054,413
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,246,861
Madison, AL, 5.00%, 12/1/25	1,455	1,755,327
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,990	2,415,422
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	897,000
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,183,680
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	586,820
Mobile County, AL, 5.00%, 6/1/23	860	1,041,503
Mobile County, AL, 5.00%, 6/1/24	300	365,565
New York, NY, 5.00%, 8/1/25	1,000	1,203,420
New York, NY, 5.00%, 8/1/29	450	528,475
Ottawa County, MI, 5.00%, 11/1/22(4)	500	604,135
Ottawa County, MI, 5.00%, 11/1/24(4)	250	308,078
Ottawa County, MI, 5.00%, 11/1/25(4)	300	372,021
Roseville Community Schools, MI, 5.00%, 5/1/23	1,475	1,759,262
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	2,510	3,068,600
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,464,840
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,206,443
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,915,171

Security	Principal Amount (000’s omitted)	Value
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	$1,000	$1,238,410
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	480,588
Washington, 5.00%, 7/1/26	5,000	6,061,900

		$63,610,337

Hospital — 12.5%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$113,982
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	227,238
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	401,879
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	332,214
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	121,175
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	164,636
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	271,997
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	503,714
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,622,010
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	242,300
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	368,452
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	166,163
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	220,974
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 1.91%, Variable to 2/1/17 (Put Date), 8/1/38(1)	2,000	2,018,520
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,152,490
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.035%, Variable to 3/1/17 (Put Date), 10/1/29(1)(5)	2,400	2,430,600
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,140,170
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,867,077
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,148,390
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,018,215
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,147,900
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,039,067
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,463,280
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,364
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	300,589
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,577,072
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,186,290
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,130,850
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	701,401
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	559,410
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	574,895

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	$440	$517,524
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	710,520
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(5)	700	784,532
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(5)	300	331,734
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(5)	500	544,455
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(5)	600	648,360
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(5)	450	482,557
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(5)	1,000	1,064,190
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(5)	1,100	1,166,143
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(5)	1,100	1,161,699
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(5)	1,100	1,161,699
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(5)	1,200	1,267,308
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(5)	1,000	1,056,090
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	253,485
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	572,340
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25	2,000	2,151,260
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	573,430
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	577,315
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	360,013
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,000	987,050
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,162,390
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	275,807

		$45,156,215

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$533,430
Michigan Housing Development Authority, (AMT), (SPA: JPMorgan Chase Bank N.A.), 0.06%, 10/1/37(2)	830	830,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	991,527
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	441,584
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	524,984

		$3,321,525

Industrial Development Revenue — 3.6%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(5)	$250	$252,842
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	940	938,139
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	239,499
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(5)	2,000	1,997,620
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(5)	370	373,189

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	$6,190	$6,257,100
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,060,050
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.76%, Variable to 12/2/19 (Put Date), 12/1/44(1)	2,000	1,970,180

		$13,088,619

Insured-Electric Utilities — 2.1%
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/28	$1,950	$2,232,867
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	276,158
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,494,855
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	131,497
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	656,257
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	504,184
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	115,153

		$7,410,971

Insured-General Obligations — 6.3%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$417,235
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	351,918
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	353,649
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,043,309
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,057,401
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	760,772
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	777,872
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	782,859
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/26	680	770,732
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/29	660	732,659
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,169,170
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,177,680
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,761,900
Detroit, MI, (AGC), 5.00%, 4/1/20	39	40,567
Detroit, MI, (AMBAC), 4.00%, 4/1/16	33	32,923
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	126,738
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	41,928
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	164,289
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	229,855
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,054
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,173
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,396
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	325,940
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,486,049
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,868,914
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,012,553
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,040,995
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	221,156
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	868,823
Puerto Rico, (AGC), 5.00%, 7/1/34	310	297,442
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	991,394

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	$565	$508,155
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	413,879

		$22,930,379

Insured-Housing — 0.3%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$483,061
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	431,184

		$914,245

Insured-Other Revenue — 0.0%(3)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$111,725

		$111,725

Insured-Special Tax Revenue — 0.8%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$395,220
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,135,369
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	171,295
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	163,903
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,153,060

		$3,018,847

Insured-Transportation — 3.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$204,423
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,159,430
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	772,009
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,502,338
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	519,528
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	101,199
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,169,348
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,465,899
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,285,225
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	854,627
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	376,078
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	93,506
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	185,940
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,243,391

		$10,932,941

Insured-Water and Sewer — 1.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,757
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26(6)	4,000	4,609,920
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	98,381

		$4,897,058

Lease Revenue/Certificates of Participation — 3.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,164,290
New Jersey Economic Development Authority, (School Facilities Construction), 1.61%, 3/1/28(1)	5,000	4,415,300

Security	Principal Amount (000’s omitted)	Value
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	$1,500	$1,821,765
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,597,840

		$10,999,195

Other Revenue — 4.4%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$1,070	$1,287,424
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,189,210
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,183,316
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	649,817
New Jersey Economic Development Authority, (School Facilities Construction), 0.91%, 2/1/17(1)	4,000	3,950,480
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,264,750
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.879%, Variable to 8/1/19 (Put Date), 11/1/39(1)	300	298,218
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	109,581
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26(4)	635	710,991
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28(4)	1,370	1,507,986
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29(4)	700	764,918

		$15,916,691

Senior Living/Life Care — 4.2%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$569,700
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	569,505
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	398,944
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	351,835
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	505,418
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,925,628
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,457,293
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,105	1,184,217
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	176,607
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	535	578,287
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	661,252
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	3,090	3,403,017
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	350	398,622
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,950	3,168,919

		$15,349,244

Special Tax Revenue — 2.4%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,818,615
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	38,302
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	54,039

Security	Principal Amount (000’s omitted)	Value
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22	$465	$547,091
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	865,808
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,221,469
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	2,990,200

		$8,535,524

Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$568,550

		$568,550

Transportation — 11.4%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,346,040
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,323,832
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,100,510
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,431,910
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,638,050
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	597,955
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	293,805
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,451,513
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	957,849
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,199,410
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.21%, Variable to 12/15/21 (Put Date), 6/15/34(1)	1,750	1,696,887
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,863,008
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,867,360
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,142,870
Pennsylvania Turnpike Commission, 0.89%, 12/1/20(1)	1,000	997,520
Pennsylvania Turnpike Commission, 1.16%, 12/1/19(1)	500	503,030
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/28	4,000	4,665,680
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	227,666
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (Liq: JPMorgan Chase Bank, N.A.), 0.31%, 5/1/22(5)(7)	5,000	5,000,000
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	551,665
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	546,245
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	813,503
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,568,972
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	587,085

		$41,372,365

Water and Sewer — 0.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$133,303
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	315,219
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,037,810

		$1,486,332

Total Tax-Exempt Municipal Securities — 85.4% (identified cost $304,925,987)		$309,703,894

Taxable Municipal Securities — 8.4%
Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.5%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$1,988,060

		$1,988,060

General Obligations — 4.2%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,177,362
Chicago, IL, 7.375%, 1/1/33	3,250	3,389,100
Chicago, IL, 7.517%, 1/1/40(8)	3,290	3,364,354
Chicago, IL, 7.75%, 1/1/42	2,355	2,427,911
Chicago, IL, 7.781%, 1/1/35	2,600	2,780,700

		$15,139,427

Hospital — 0.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,498,860
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,612,350

		$3,111,210

Insured-General Obligations — 2.8%
Detroit, MI, (AMBAC), 4.61%, 4/1/16	$330	$328,433
Detroit, MI, (AMBAC), 4.96%, 4/1/20	3,663	3,590,389
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,579	6,440,598

		$10,359,420

Total Taxable Municipal Securities — 8.4% (identified cost $29,308,188)		$30,598,117

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Education — 0.3%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,012,461

Total Corporate Bonds & Notes — 0.3% (identified cost $1,000,000)		$1,012,461

Closed-End Funds — 0.2%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund	40,000	$530,400

Total Closed-End Funds — 0.2% (identified cost $508,236)		$530,400

Total Investments — 94.3% (identified cost $335,742,411)		$341,844,872

Other Assets, Less Liabilities — 5.7%		$20,737,157

Net Assets — 100.0%		$362,582,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Michigan	11.7%
Illinois	10.6%
New York	10.3%
California	10.2%
Others, representing less than 10% individually	51.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 17.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.2% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2015.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $20,661,157 or 5.7% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2015.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
U.S. Long Treasury Bond	30	Short	Dec-15	$(4,717,444)	$(4,693,125)	$24,319

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $24,319.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$335,624,532

Gross unrealized appreciation	$6,720,560
Gross unrealized depreciation	(500,220)

Net unrealized appreciation	$6,220,340

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$309,703,894	$—	$309,703,894
Taxable Municipal Securities	—	30,598,117	—	30,598,117
Corporate Bonds & Notes	—	1,012,461	—	1,012,461
Closed-End Funds	530,400	—	—	530,400
Total Investments	$530,400	$341,314,472	$—	$341,844,872
Futures Contracts	$24,319	$—	$—	$24,319
Total	$554,719	$341,314,472	$—	$341,869,191

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015